Short Sales and Derivatives	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
Short Sales and Derivatives
Short Sales and Derivatives
The following table summarizes the company’s derivative financial instruments:

	December 31, 2018				December 31, 2017
	Cost	Notional amount	Fair value		Cost	Notional amount	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity contracts:
Equity total return swaps – short positions	—	414.4	22.3	13.4	—	892.5	11.8	12.1
Equity index total return swaps – short positions	—	—	—	—	—	52.6	0.4	—
Equity total return swaps – long positions	—	390.3	4.8	51.7	—	697.8	17.8	15.6
Equity warrants and call options(1)	123.7	652.9	79.8	—	65.2	615.3	77.6	—
Equity warrant forward contracts(1)	—	316.6	38.4	—	—	—	—	—
CPI-linked derivative contracts	668.9	114,426.4	24.9	—	678.4	117,254.6	39.6	—
U.S. treasury bond forward contracts	—	471.9	—	30.4	—	1,693.8	—	28.8
Foreign currency forward contracts	—	—	71.3	53.7	—	—	57.1	69.7
Foreign currency options	48.3	—	44.9	—	—	—	—	—
Other derivative contracts(1)	—	—	21.0	0.3	—	—	—	—
Total			307.4	149.5			204.3	126.2

(1)	Includes the Seaspan warrants and forward contracts at December 31, 2018 described in note 6.
The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Certain derivative contracts entered into by the company are considered economic hedges of certain market risks but are not designated as hedges for financial reporting.
Equity contracts
The company holds short equity and equity index total return swaps for investment purposes with original notional amounts of $276.5 and nil at December 31, 2018 (December 31, 2017 - $539.2 and $54.8). These contracts provide a return which is inverse to changes in the fair values of the underlying equity indexes and certain individual equities. During 2018 the company paid net cash of $46.8 (2017 - $485.6) in connection with the closures and reset provisions of its short equity and equity index total return swaps (excluding the impact of collateral requirements). During 2018 the company closed out $565.8 notional amount of short equity and equity index total return swaps and recognized net losses on investments of $11.4 (inception-to-date realized losses of $248.2 of which $236.8 was recognized as unrealized losses in prior years).
The company holds long equity total return swaps on individual equities for investment purposes with an original notional amount of $501.5 at December 31, 2018 (December 31, 2017 - $706.3). These contracts provide a return which is directly correlated to changes in the fair values of the underlying individual equities. During 2018 the company paid net cash of $37.2 (2017 - received net cash of $21.6) in connection with the closures and reset provisions of its long equity total return swaps (excluding the impact of collateral requirements). During 2018 the company closed out $452.9 notional amount of long equity total return swaps and recognized a net gain on investment of $19.5 (inception-to-date realized gain of $16.5 of which $3.0 was recognized as unrealized losses in prior years).
At December 31, 2018 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments, or in assets pledged for short sale and derivative obligations, was $186.1 (December 31, 2017 - $272.5), comprised of collateral of $126.1 (December 31, 2017 - $236.5) required to be deposited to enter into such derivative contracts (principally related to total return swaps), and collateral of $60.0 (December 31, 2017 - $36.0) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date.
U.S. treasury bond forward contracts
The company holds forward contracts to sell long dated U.S. treasury bonds to reduce its exposure to interest rate risk. At December 31, 2018 these contracts had a notional amount of $471.9 (December 31, 2017 - $1,693.8), an average term to maturity of less than three months, and may be renewed at market rates.
CPI-linked derivative contracts
The company has purchased derivative contracts referenced to consumer price indexes (“CPI”) in the geographic regions in which it operates to serve as an economic hedge against the potential adverse financial impact on the company of decreasing price levels. At December 31, 2018 these contracts have a remaining weighted average life of 3.6 years (December 31, 2017 - 4.6 years) and notional amounts and fair values as shown in the table below. In the event of a sale, expiration or early settlement of any of these contracts, the company would receive the fair value of that contract on the date of the transaction. The company's maximum potential loss on a contract is limited to the original cost of that contract. The CPI-linked derivative contracts are summarized as follows:

	December 31, 2018
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Fair value	Fair value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	3.7	46,725.0	46,725.0	231.39	251.23	286.7	61.4	8.0	1.7	(278.7)
United States	0.5%	5.8	12,600.0	12,600.0	238.30	251.23	39.4	31.3	15.1	12.0	(24.3)
European Union	0.0%	3.0	41,375.0	47,297.6	96.09	104.10	299.3	63.3	1.5	0.3	(297.8)
United Kingdom	0.0%	3.9	3,300.0	4,202.9	243.82	285.60	22.8	54.2	—	—	(22.8)
France	0.0%	4.1	3,150.0	3,600.9	99.27	103.16	20.7	57.5	0.3	0.8	(20.4)
		3.6		114,426.4			668.9		24.9		(644.0)

	December 31, 2017
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Fair value	Fair value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	4.7	46,725.0	46,725.0	231.39	246.52	287.5	61.5	20.6	4.4	(266.9)
United States	0.5%	6.8	12,600.0	12,600.0	238.30	246.52	39.9	31.7	17.2	13.7	(22.7)
European Union	0.0%	4.0	41,375.0	49,683.0	96.09	102.57	307.1	61.8	1.4	0.3	(305.7)
United Kingdom	0.0%	4.9	3,300.0	4,464.1	243.82	278.10	23.2	52.0	0.3	0.7	(22.9)
France	0.0%	5.1	3,150.0	3,782.5	99.27	101.76	20.7	54.7	0.1	0.3	(20.6)
		4.6		117,254.6			678.4		39.6		(638.8)

(1)
Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2018 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 243.41 (December 31, 2017 - 242.20).

(2)	Expressed as a percentage of the notional amount.

During 2018 the company recorded net unrealized losses of $6.7 (2017 - $71.0) on its CPI-linked derivative contracts and did not enter into any new contracts.
Foreign currency forward contracts
Long and short foreign currency forward contracts, primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and may be renewed at market rates.
Counterparty collateral
The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of the collateral deposited for the benefit of the company at December 31, 2018 consisted of cash of $1.1 and government securities of $18.3 (December 31, 2017 - $3.6 and $35.9). The company has recognized the cash collateral within subsidiary cash and short term investments and recognized a corresponding liability within accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2018. The company's exposure to counterparty risk and the management thereof are discussed in note 24.
Hedge of net investment in Canadian subsidiaries
At December 31, 2018 the company has designated the carrying value of Cdn$2,691.5 principal amount of its Canadian dollar denominated unsecured senior notes with a fair value of $2,028.4 (December 31, 2017 - principal amount of Cdn$2,212.9 with a fair value of $1,868.6) as a hedge of a portion of its net investment in operations with a Canadian dollar functional currency. During 2018 the company recognized pre-tax gains of $166.3 (2017 - pre-tax losses of $106.3) related to exchange rate movements on the unsecured senior notes in gains (losses) on hedge of net investment in Canadian subsidiaries in the consolidated statement of comprehensive income.

Hedge of net investment in European operations
On March 29, 2018 and May 18, 2018 the company completed an offering of €600.0 unsecured senior notes and a €150.0 re-opening of those notes. At December 31, 2018 the company has designated the carrying value of €750.0 principal amount of its euro denominated unsecured senior notes with a fair value of $854.5 as a hedge of its net investment in European operations with a euro functional currency. During 2018 the company recognized pre-tax gains of $57.1 related to exchange rate movements on the unsecured senior notes in gains on hedge of net investment in European operations in the consolidated statement of comprehensive income. See note 15 for details of the euro denominated unsecured senior notes.